Basis of presentation and Summary of Significant accounting Policies - Summary of Percentage of Revenues (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	51.30%	50.00%	50.80%	48.10%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	26.80%	29.10%	27.30%	31.20%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	19.00%	17.90%	18.90%	17.20%
Accounts Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	67.20%	54.10%	54.10%	53.60%
Accounts Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	18.00%	25.90%	25.90%	28.00%
Accounts Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	13.60%	18.00%	18.00%	16.80%